Debt (Tables)	9 Months Ended
Sep. 30, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At September 30, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	8	303
		1,000	(6)	25	1,019

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At September 30, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%		(unaudited)
			(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	7	752
			(5)	7	752

Schedule Of Line Of Credit Facilities [Text Block]
Debt carried at amortized cost (continued)

Loan facilities
On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During the first half of 2012, the Company drew down $100 million under the facility and drew down a further $100 million in July 2012. This facility has been repaid and cancelled.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $266 million was drawn down during the nine months ended September 30, 2012 under the facility.

At September 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	622	356	266

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	617	617	-

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	679	656
Accrued interest	9	3
	688	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(66)	(84)
Balance at end of period	26	92

Schedule Of Mandatory Convertible Debt [Text Block]
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	656	2
Long-term debt at fair value	-	758
	656	760